Supplemental Guarantor Financial Information (Condensed Consolidating Balance Sheets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Condensed Balance Sheet Statements, Captions [Line Items]
Cash and cash equivalents	$ 31,875	$ 86,939	$ 13,861	$ 5,576
Accounts and notes receivable, net	80,321	58,274
Current portion of deferred tax asset, net	24,303	21,202
Other current assets	60,906	40,357
Total current assets	197,405	206,772
Property and equipment, net	335,795	270,966
Intangible assets, net	177,540	155,276
Goodwill	511,963	404,491	285,696
Deferred tax asset, net	10,487	9,680
Prepaid expenses, deferred costs, and other noncurrent assets	22,600	9,018
Total assets	1,255,790	1,056,203	768,892
Current portion of long-term debt	35	1,289
Current portion of other long-term liabilities	34,937	35,597
Accounts payable and accrued liabilities	215,950	176,757
Current portion of deferred tax liability, net		1,152
Total current liabilities	250,922	214,795
Long-term debt	612,662	489,225
Asset retirement obligation	52,039	60,665
Deferred tax liability, net	15,916	5,668
Other long-term liabilities	37,716	38,736
Total liabilities	969,255	809,089
Stockholders' equity	286,535	247,114	148,804	113,145
Total liabilities and stockholders' equity	1,255,790	1,056,203
Eliminations [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Investments in and advances to subsidiaries	(835,985)	(691,303)
Intercompany receivable	(456,469)	(329,806)
Total assets	(1,292,454)	(1,021,109)
Intercompany payable	(508,880)	(381,755)
Total liabilities	(508,880)	(381,755)
Stockholders' equity	(783,574)	(639,354)
Total liabilities and stockholders' equity	(1,292,454)	(1,021,109)
Parent [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Cash and cash equivalents		412	5	1
Current portion of deferred tax asset, net	16,522	15,735
Other current assets	5,299	917
Total current assets	21,821	17,064
Intangible assets, net	10,207	9,466
Goodwill	835
Investments in and advances to subsidiaries	538,890	445,318
Intercompany receivable	354,266	281,725
Total assets	926,019	753,573
Accounts payable and accrued liabilities	13,773	12,953
Total current liabilities	13,773	12,953
Long-term debt	612,662	489,182
Deferred tax liability, net	13,049	4,324
Total liabilities	639,484	506,459
Stockholders' equity	286,535	247,114
Total liabilities and stockholders' equity	926,019	753,573
Guarantors [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Cash and cash equivalents	9,391	73,379	10,674	4,721
Accounts and notes receivable, net	43,588	40,332
Current portion of deferred tax asset, net	2,973	1,915
Other current assets	23,260	11,580
Total current assets	79,212	127,206
Property and equipment, net	201,864	166,909
Intangible assets, net	109,170	75,975
Goodwill	395,878	288,439
Investments in and advances to subsidiaries	297,095	245,985
Intercompany receivable	101,737	47,562
Prepaid expenses, deferred costs, and other noncurrent assets	4,860	3,593
Total assets	1,189,816	955,669
Current portion of other long-term liabilities	33,154	34,009
Accounts payable and accrued liabilities	104,870	82,651
Total current liabilities	138,024	116,660
Long-term debt		3
Intercompany payable	375,372	278,783
Asset retirement obligation	27,456	21,517
Deferred tax liability, net	185	526
Other long-term liabilities	37,716	38,681
Total liabilities	578,753	456,170
Stockholders' equity	611,063	499,499
Total liabilities and stockholders' equity	1,189,816	955,669
Non-Guarantors [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Cash and cash equivalents	22,484	13,148	3,182	854
Accounts and notes receivable, net	36,733	17,942
Current portion of deferred tax asset, net	4,808	3,552
Other current assets	32,347	27,860
Total current assets	96,372	62,502
Property and equipment, net	133,931	104,057
Intangible assets, net	58,163	69,835
Goodwill	115,250	116,052
Intercompany receivable	466	519
Deferred tax asset, net	10,487	9,680
Prepaid expenses, deferred costs, and other noncurrent assets	17,740	5,425
Total assets	432,409	368,070
Current portion of long-term debt	35	1,289
Current portion of other long-term liabilities	1,783	1,588
Accounts payable and accrued liabilities	97,307	81,153
Current portion of deferred tax liability, net		1,152
Total current liabilities	99,125	85,182
Long-term debt		40
Intercompany payable	133,508	102,972
Asset retirement obligation	24,583	39,148
Deferred tax liability, net	2,682	818
Other long-term liabilities		55
Total liabilities	259,898	228,215
Stockholders' equity	172,511	139,855
Total liabilities and stockholders' equity	$ 432,409	$ 368,070